Asbestos (Tables)	12 Months Ended
Mar. 31, 2021
Asbestos [Abstract]
Asbestos Adjustments
The Asbestos adjustments included in the consolidated statements of operations and comprehensive income comprise the following:

	Years Ended 31 March
(Millions of US dollars)	2021	2020	2019
Change in estimates:
Change in actuarial estimate - asbestos liability	$(33.0)	$(133.8)	$(73.8)
Change in actuarial estimate - insurance receivable	2.0	5.7	—
Change in estimate - AICF claims-handling costs	(1.5)	0.1	1.1
Subtotal - Change in estimates	(32.5)	(128.0)	(72.7)
Effect of foreign exchange on Asbestos net liabilities	(123.0)	69.0	49.5
Gain (loss) on foreign currency forward contracts	11.7	0.8	(0.8)
Adjustments in insurance receivable	—	—	2.0
Other	(0.1)	—	—
Total Asbestos Adjustments	$(143.9)	$(58.2)	$(22.0)

Central Estimates, Net of Insurance Recoveries
The following table sets forth the central estimates, net of insurance recoveries, calculated by KPMGA as of 31 March 2021:

	Year Ended 31 March 2021
(Millions of US and Australian dollars, respectively)	US$	A$
Central Estimate – Discounted and Inflated	1,339.8	1,762.6
Central Estimate – Undiscounted but Inflated	1,545.8	2,033.7
Central Estimate – Undiscounted and Uninflated	1,027.6	1,351.9
The following table summarizes the results of the analysis:

	As of 31 March 2021
(Millions of US and Australian dollars, respectively)	US$	A$
Discounted (but inflated) - Low	990.7	1,303.4
Discounted (but inflated) - High	2,229.6	2,933.2

Undiscounted (but inflated) - Low	1,119.4	1,472.7
Undiscounted (but inflated) - High	2,694.4	3,544.8

Numbers of Open Claims, New Claims and Closed Claims and Average Settlement Per Settled Claim and Case Closed
The following table shows the activity related to the numbers of open claims, new claims and closed claims during each of the past five years and the average settlement per settled claim and case closed:

	For the Years Ended 31 March
	2021	2020	2019	2018	2017
Number of open claims at beginning of period	393	332	336	352	426
Number of new claims
Direct claims	392	449	430	422	402
Cross claims	153	208	138	140	155
Number of closed claims	578	596	572	578	631
Number of open claims at end of period	360	393	332	336	352
Average settlement amount per settled claim	A$248,000	A$277,000	A$262,000	A$253,000	A$224,000
Average settlement amount per case closed	A$225,000	A$245,000	A$234,000	A$217,000	A$168,000

Average settlement amount per settled claim	US$178,000	US$189,000	US$191,000	US$196,000	US$168,000
Average settlement amount per case closed	US$162,000	US$167,000	US$171,000	US$168,000	US$126,000

Summary of Net Unfunded AFFA Liability, Net of Tax
The following is a detailed rollforward of the Net Unfunded AFFA liability, net of tax, for the fiscal year ended 31 March 2021:

(Millions of US dollars)	Asbestos Liability	Insurance Receivables	Restricted Cash and Investments	Other Assets and Liabilities	Net Unfunded AFFA Liability	Deferred Tax Assets	Income Tax Payable	Net Unfunded AFFA Liability, net of tax
Opening Balance - 31 March 2020	$(986.4)	$43.5	$58.0	$(2.0)	$(886.9)	$319.1	$23.4	$(544.4)
Asbestos claims paid[1]	105.3	—	(105.3)	—	—	—	—	—
Payment received in accordance with AFFA[2]	—	—	153.3	—	153.3	—	—	153.3
AICF claims-handling costs incurred (paid)	1.1	—	(1.1)	—	—	—	—	—
AICF operating costs paid - non claims-handling	—	—	(1.2)	—	(1.2)	—	—	(1.2)
Change in actuarial estimate	(33.0)	2.0	—	—	(31.0)	—	—	(31.0)
Change in claims handling cost estimate	(1.5)	—	—	—	(1.5)	—	—	(1.5)
Impact on deferred income tax due to change in actuarial estimate	—	—	—	—	—	9.7	—	9.7
Insurance recoveries	—	(5.8)	5.8	—	—	—	—	—
Movement in income tax payable	—	—	—	—	—	(33.5)	7.4	(26.1)
Other movements	—	—	9.5	0.4	9.9	0.2	—	10.1
Effect of foreign exchange	(221.3)	9.8	12.5	(0.3)	(199.3)	71.9	4.4	(123.0)
Closing Balance - 31 March 2021	$(1,135.8)	$49.5	$131.5	$(1.9)	$(956.7)	$367.4	$35.2	$(554.1)
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1Claims paid of US$105.3 million reflects A$146.5 million converted at the average exchange rate for the period based on the assumption that these transactions occurred evenly throughout the period.

Schedule of Remaining Time Deposits	The following table represents the investments entered into or maturing during the fiscal year ended 31 March 2021:

Date Invested	Maturity Date	Interest Rate	A$ Millions
October 2020	2 July 2021	0.59%	35.0
July 2019	30 April 2020	1.70%	20.0
July 2019	1 June 2020	1.70%	15.0